UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04033

SIT MUTUAL FUNDS II, INC.

(Exact name of registrant as specified in charter)

3300 IDS Center, 80 S. 8th Street, Minneapolis, MN 55402

(Address of principal executive offices) (Zip code)

Kelly K. Boston, Esq.

3300 IDS Center, 80 S. 8th Street

Minneapolis, MN 55402

(Name and address of agent for service)

Registrant’s telephone number, including area code: 612-332-3223

Date of fiscal year end: March 31, 2012

Date of reporting period: June 30, 2012

Item 1. Schedule of Investments

The Registrant, Sit Mutual Funds II, Inc., is comprised of:

Sit Tax-Free Income Fund (Series A)

Sit Minnesota Tax-Free Income Fund (Series B)

The schedule of investments for each series of the Registrant as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding a particular fund and its holdings, please see that fund’s most recent prospectus and annual report.

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2012

Sit Tax-Free Income Fund

Principal Amount ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)

Municipal Bonds - 88.6%
Alabama - 0.3%
500,000	Pell City Special Care Facs. Finance Rev.	5.00	12/1/39	522,525

Alaska - 1.0%
415,000	AK Hsg. Finance Corp. Mtg. Rev.	4.25	12/1/40	416,826
500,000	AK Hsg. Finance Corp. Mtg. Rev. (GO of Corp. Insured)	4.50	12/1/35	517,530
250,000	AK Industrial Dev. & Export Auth. Rev. (Boys & Girls Home) [2,5]	5.50	12/1/12	134,993
500,000	Koyukuk Health Facility Rev. (Tanana Chief’s Conf. Health Care)	7.00	10/1/23	539,355

				1,608,704

Arizona - 3.7%
250,000	AZ Health Facs. Auth. Rev. (Beatitudes Campus Proj.)	5.10	10/1/22	227,528
997,385	AZ Health Facs. Auth. Rev. (New Arizona Family Proj.)	5.25	7/1/27	1,018,340
250,000	Festival Ranch Community Facs. District G.O.	6.25	7/15/24	270,110
225,000	Flagstaff Industrial Dev. Auth. Rev. (Sr. Living Community Proj.)	5.50	7/1/22	224,656
850,000	Phoenix Industrial Development Authority	5.25	6/1/34	888,072
300,000	Pima Co. Industrial Dev. Auth. Education Rev. (AZ Charter Schools Proj.)	6.70	7/1/21	301,302
495,000	Pima Co. Industrial Dev. Auth. Education Rev. (AZ Charter Schools Proj.)	5.00	7/1/26	444,644
250,000	Pima Co. Industrial Dev. Auth. Education Rev. (AZ Charter Schools Proj.)	6.75	7/1/31	250,642
345,000	Pima Co. Industrial Dev. Auth. Education Rev. (Choice Education & Dev. Corp. Proj.)	6.00	6/1/16	353,802
500,000	Pima Co. Industrial Dev. Auth. Education Rev. (Coral Academy Science Proj.)	6.38	12/1/18	515,745
250,000	Pima Co. Industrial Dev. Auth. Education Rev. (P.L.C. Charter Schools Proj.)	6.00	4/1/16	248,565
400,000	Pima Co. Industrial Dev. Auth. Education Rev. (Tucson Country Day School Proj.)	5.00	6/1/22	392,932
500,000	Quail Creek Community Facs. District G.O.	5.15	7/15/16	512,555
500,000	Quechan Indian Tribe of Fort Yuma Rev. (Tribal Economic Dev.)	9.75	5/1/25	522,600

				6,171,493

Arkansas - 0.3%
460,000	Rogers Rev. (Sales & Use Tax)	4.13	11/1/31	486,100

California - 12.7%
250,000	Abag Finance Authority for Nonprofit Corps. Rev. (Jackson Lab)	5.75	7/1/37	269,672
350,000	Acalanes Union High School District G.O. [6]	3.02	8/1/39	221,876
500,000	Agua Caliente Band of Cahuilla Indians Rev. [4]	6.00	7/1/18	487,175
250,000	Alameda Corridor Transportation Auth. Rev. Capital Appreciation (AMBAC Insured) [6]	6.71	10/1/24	261,210
250,000	Alameda Corridor Transportation Auth. Rev. Sr. Lien (NATL-RE Insured)	5.25	10/1/21	250,285
400,000	Brea Redevelopment Agency Capital Appreciation Tax Allocation [6]	7.03	8/1/29	136,596
500,000	CA Co. Tobacco Securitization Agy. Rev. (Golden Gate Tobacco Proj.)	5.00	6/1/36	396,830
350,000	CA Community Hsg. Fin. Agy. Lease Rev. Pass Thru Obligation [2,5]	4.85	11/1/12	174,990
600,000	CA Finance Auth. Education Rev. (American Heritage Education Foundation Proj.)	5.25	6/1/26	569,292
250,000	CA Finance Auth. Rev. (Kern Regional Center Proj.) [9]	6.88	5/1/25	284,032
350,000	CA Finance Auth. Rev. (Literacy First Proj.)	5.50	9/1/22	361,358
495,000	CA Govt. Finance Auth. Lease Rev. (Placer Co. Transportation Proj.)	6.00	12/1/28	506,331
285,000	CA Hsg. Finance Agy. Home Mtg. Rev.	5.20	8/1/28	293,006
220,000	CA Hsg. Finance Agy. Home Mtg. Rev.	5.50	8/1/38	224,435
500,000	CA Infrastructure & Economic Dev. Bank Rev.	6.00	2/1/30	546,440
500,000	CA School Facs. Finance Auth. Rev. (Azusa Unified School District) (AGM Insured) [6]	6.00	8/1/29	456,525
250,000	CA Statewide Communities Dev. Auth. Multifamily Rev. (Bel Mar Apts. Proj.) (FNMA Collateral)	4.70	7/15/32	271,108
300,000	CA Statewide Communities Dev. Auth. Rev.	6.75	7/1/31	326,019
250,000	CA Statewide Communities Dev. Auth. Rev. (Eskaton Properties)	5.25	11/15/34	256,220
250,000	CA Statewide Communities Dev. Auth. Rev. (Kaiser Permanente Proj.)	5.50	11/1/32	252,998
245,000	CA Statewide Communities Dev. Auth. Rev. (Sunedison Huntington Beach Solar Proj.)	6.00	1/1/21	261,770
500,000	CA Statewide Communities Dev. Auth. Rev. (Sunedison Irvine School District)	5.25	1/1/16	506,535
500,000	CA Statewide Communities Dev. Auth. Rev. C.O.P (Internext Group)	5.38	4/1/30	501,255

See accompanying notes to schedule of investments.

JUNE 30, 2012	1

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2012

Sit Tax-Free Income Fund (Continued)

Principal Amount ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)

400,000	Carlsbad Unified School District G.O. Capital Appreciation [6]	6.13	8/1/31	298,572
1,000,000	Colton Joint Unified School District G.O. (AGM Insured) [6]	5.80	8/1/35	663,320
250,000	Eden Township Hospital District C.O.P.	6.00	6/1/25	272,990
500,000	Encinitas Union School District G.O. Capital Appreciation [6]	6.75	8/1/35	359,245
1,000,000	Glendale Unified School District G.O. Capital Appreciation [6]	6.22	9/1/27	442,980
500,000	Hartnell Community College G.O. [6]	7.00	8/1/34	344,165
500,000	Hawthorne School District C.O.P. (AGM Insured) [6]	6.00	12/1/29	490,875
1,045,000	Hayward Unified School District G.O. Capital Appreciation (AGM Insured) [6]	5.48	8/1/33	329,133
250,000	Imperial Community College District G.O. Capital Appreciation (AGM Insured) [6]	0.97	8/1/40	244,162
215,000	Lindsay-Strathmore Irrigation District C.O.P. [9]	4.50	8/1/30	226,154
1,100,000	Los Alamitos Unified School District Capital Appreciation C.O.P. [6]	3.24	8/1/34	541,343
560,000	Manteca Unified School District Capital Appreciation C.O.P. (NATL-RE Insured) [6]	7.55	9/15/25	272,614
250,000	Marina Coast Water District Rev.	5.00	6/1/20	282,160
250,000	Martinez Unified School District G.O. [6]	6.13	8/1/35	258,102
500,000	Northern CA Gas Auth. No. 1 Rev. [1]	1.03	7/1/27	362,015
1,000,000	Oak Grove School District G.O. [6]	6.96	6/1/41	148,840
2,100,000	Pittsburg CA Unified School District Rev. Capital Appreciation (AGM GO of District Insured) [6]	7.12	9/1/29	718,494
500,000	Placentia-Yorba Linda Unified School District C.O.P. Capital Appreciation (AGM Insured) [6]	6.25	10/1/28	445,080
600,000	Redondo Beach School District G.O. [6]	6.38	8/1/34	548,484
500,000	Richmond Community Redev. Agy. Tax Allocation	6.00	9/1/30	548,270
250,000	Richmond Joint Powers Fin. Auth. Rev. (Point Potrero)	6.25	7/1/24	280,502
1,000,000	Robla School District G.O. (AGM Insured) [6]	6.51	8/1/36	274,470
500,000	Sacramento Co. Water Financing Auth. Rev. (NATL-RE FGIC Insured) [1]	0.88	6/1/39	310,550
1,000,000	San Bernardino City Unified School District G.O. Capital Appreciation (NATL-RE Insured) [6]	4.72	8/1/29	403,980
250,000	San Joaquin Hills Toll Road Rev. Ref. (NATL-RE Insured)	5.25	1/15/30	245,498
250,000	South Bayside Waste Management Auth. Rev. (Shoreway Environmental)	6.25	9/1/29	279,632
500,000	Southern Kern Unified School District G.O. (AGM Insured) [6]	4.50	11/1/31	471,310
350,000	Southwest Community Finance Auth. Rev. (Riverside Co. Proj.) [9]	6.00	5/1/24	397,470
350,000	Sulphur Springs Union School District C.O.P. Capital Appreciation (AGM Insured) [6]	1.31	12/1/37	345,894
755,000	Sutter Union High School District G.O. Capital Appreciation [6]	7.25	8/1/33	211,747
600,000	Tracy Joint Unified School District G.O. Capital Appreciation [6]	3.07	8/1/41	279,852
500,000	Tustin Unified School District G.O. Capital Appreciation [6]	6.05	8/1/28	371,135
400,000	Upland C.O.P. (San Antonio Community Hospital Proj.)	6.38	1/1/32	465,728
500,000	Val Verde Unified School District G.O. Capital Appreciation (AGM Insured) [6]	6.13	8/1/34	329,865
550,000	Vernon Electric System Rev.	5.13	8/1/33	566,357
300,000	West Contra Costa Healthcare District C.O.P.	6.00	7/1/32	338,226
500,000	Westminster School District G.O. [6]	5.37	8/1/24	300,980

				21,486,152

Colorado - 2.5%
250,000	CO Education & Cultural Facs. Auth. Rev. (CO Springs Charter Academy Proj.)	5.60	7/1/34	259,630
500,000	CO Education & Cultural Facs. Auth. Rev. Ref. (Vail Mountain School Proj.)	6.00	5/1/30	526,100
500,000	CO Health Facs. Auth. Rev. (Evangelical Lutheran Good Samaritan)	5.00	12/1/42	511,370
400,000	CO Hsg. Finance Auth. Single Family Mtg. Rev.	5.50	11/1/29	414,600
625,000	CO Hsg. Finance Auth. Single Family Mtg. Rev. (FHA Insured)	5.00	11/1/34	648,325
955,000	Denver Health & Hospital Auth. Healthcare Rev. [1]	1.41	12/1/33	699,529
557,749	Lyons Rev. (Longmont Humane Society Proj.)	4.75	11/30/16	558,692
500,000	Regional Transportation District Private Activity Rev. (Denver Trans. Partners)	6.00	1/15/34	563,070

				4,181,316

Connecticut - 2.1%
500,000	CT Health & Educational Fac. Auth. Rev. (Stamford Hospital)	5.13	7/1/35	526,600

See accompanying notes to schedule of investments.

2

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2012

Sit Tax-Free Income Fund (Continued)

Principal Amount ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)

1,000,000	CT Hsg. Finance Auth. Rev.	4.00	11/15/34	1,006,660
210,000	CT Hsg. Finance Auth. Rev.	5.15	11/15/34	222,621
500,000	CT Hsg. Finance Auth. Rev. (GO of Auth.)	3.75	11/15/35	497,670
500,000	CT Hsg. Finance Auth. Rev. (GO of Auth.)	4.75	11/15/35	530,620
425,000	CT Hsg. Finance Auth. Rev. (GO of Auth.)	4.90	11/15/36	456,416
212,850	Hamden Facs. Rev. (Whitney Center Proj.)	6.13	1/1/14	213,093
300,000	Mashantucket Western Pequot Tribe Sub. Special Rev. [2,4,5]	5.75	9/1/18	117,156

				3,570,836

Delaware - 0.2%
410,000	Millsboro Special Obligation Rev. (Plantation Lakes Dev. District)	5.45	7/1/36	308,648

Florida - 7.5%
375,000	Alachua County Health Facs. Auth. Rev. (Terraces Bonita Springs District)	7.13	11/15/16	378,056
500,000	Bay Co. Educational Facs. Rev. (Bay Haven Charter)	5.25	9/1/30	504,925
410,000	Boynton Beach Rev. (Charter Schools Boynton Beach, Inc.)	6.25	6/1/27	411,177
335,000	Capital Trust Agy. Rev. (Golf Villas, Rivermill, and Village Square Apartments Proj.) [2,5]	4.75	6/1/13	190,957
1,000,000	Capital Trust Agy. Rev. (Golf Villas, Rivermill, and Village Square Apartments Proj.) [2,5]	5.88	6/1/38	570,020
415,000	Collier Co. Industrial Dev. Auth. Rev. (NCH Healthcare System Proj.)	6.25	10/1/39	474,470
400,000	Connerton West Community Dev. District Cap. Improvement Special Assessment Rev. (Pasco Co.) [2,5]	5.13	5/1/16	153,020
100,000	Fiddlers Creek Community Dev. District No. 2 Special Assessment Rev. [2,5]	5.75	5/1/13	52,513
500,000	FL Governmental Utility Auth. Rev.	5.00	10/1/37	529,600
150,000	FL Hsg. Finance Corp. (FHLMC Collateralized)	5.05	1/1/27	165,824
250,000	FL Hsg. Finance Corp. (GNMA/FNMA Collateralized)	5.00	7/1/26	278,478
325,000	FL Hsg. Finance Corp. (GNMA/FNMA/FHLMC Collateralized)	5.00	7/1/39	342,654
250,000	FL Mid-Bay Bridge Authority [6]	6.95	10/1/21	139,045
20,000	Forest Creek Community Dev. District Capital Improvement Special Assessment Rev. [2,5]	7.00	11/1/13	19,699
135,000	Gramercy Farms Community Dev. District Special Assessment [2,5]	5.10	5/1/14	1
535,000	Gramercy Farms Community Dev. District Special Assessment [6]	3.24	5/1/39	75,906
500,000	Highlands Co. Health Facs. Auth. Rev. (Adventist Health) [1]	5.00	11/15/31	525,635
400,000	Jacksonville Economic Dev. Commission Health Care Facs. Rev. Ref.	6.00	9/1/17	449,528
500,000	Lake Ashton Community Dev. District Cap. Improvement Special Assessment Rev. [2,5]	5.00	3/31/14	170,890
500,000	Lakewood Ranch Stewardship District Cap. Improvement Special Assesment Rev. (Lakewood Center)	7.40	5/1/30	543,315
250,000	Lee Co. Industrial Dev. Auth. Health Care Facs. Rev. (Shell Point Alliance)	6.13	11/15/26	270,832
250,000	Lexington Oaks Community Dev. District Special Assessment Rev.	5.65	5/1/33	264,480
250,000	Magnolia Creek Community Dev. District Rev. [2,5]	5.60	5/1/14	100,065
500,000	Martin County Health Facs. Auth. Rev. (Martin Memorial Medical Center)	5.50	11/15/32	538,280
750,000	Mediterra South Community Dev. District Special Assessment	5.10	5/1/31	756,015
230,000	New River Community Dev. District Cap. Improvement Special Assessment Rev. [2,5]	5.00	5/1/13	2
135,000	New River Community Dev. District Cap. Improvement Special Assessment Rev. [6]	1.96	5/1/15	117,542
275,000	New River Community Dev. District Cap. Improvement Special Assessment Rev. [6]	1.85	5/1/18	130,303
140,000	New River Community Dev. District Cap. Improvement Special Assessment Rev. [6]	0.40	5/1/38	91,636
350,000	New River Community Dev. District Cap. Improvement Special Assessment Rev. [6]	0.80	5/1/38	146,170
265,000	Pinellas Co. Educational Facilities Auth. Rev.	6.13	9/15/21	280,746
750,000	Sarasota Co. Health Facs. Auth. Retirement Rev. Ref. (Village on the Isle)	5.50	1/1/27	776,970
500,000	Seminole Tribe Special Obligation Rev. [4]	5.50	10/1/24	521,825
250,000	Seven Oaks Community Dev. District Special Assessment Rev.	5.50	5/1/33	259,405
600,000	Tallahassee Health Facs. Rev. (Memorial Health Care Proj.)	6.38	12/1/30	600,840
650,000	Tolomato Community Dev. District Special Assessment [2,5]	6.38	5/1/17	292,188
500,000	Viera East Community Dev. District Special Assessment Rev. Ref.	5.00	5/1/26	488,260
500,000	Waterlefe Community Dev. District Special Assessment	4.88	5/1/31	488,225
10,000	Waters Edge Community Dev. District Cap. Improvement Rev.	5.35	5/1/39	9,957
685,000	Waters Edge Community Dev. District Cap. Improvement Rev. [6]	6.64	5/1/39	321,991
97,556	Waters Edge Community Dev. District Cap. Improvement Special Assessment Rev.	5.00	11/1/12	24,395

See accompanying notes to schedule of investments.

JUNE 30, 2012	3

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2012

Sit Tax-Free Income Fund (Continued)

Principal Amount ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)

50,000	West Villages Improvement District Special Assessment Rev. (Unit of Dev. No. 3) [2,5]	5.50	5/1/37	22,362
450,000	Zephyr Ridge Community Dev. District Special Assessment Rev. [2,5]	5.25	5/1/13	179,145

				12,657,347

Georgia - 2.4%
250,000	Atlanta Water and Wastewater Rev. (NATL-RE Insured)	5.00	11/1/39	250,340
1,320,000	East Point Tax Allocation	8.00	2/1/26	1,321,967
1,000,000	GA Housing & Finance Authority Rev.	4.00	12/1/37	1,006,230
300,000	GA State Environmental Loan Acquisition Corp. Rev.	5.13	2/15/31	339,123
750,000	GA State Environmental Loan Acquisition Corp. Rev.	5.13	3/15/31	852,285
250,000	Private Colleges & Universities Auth. Rev. (Mercer University)	5.00	10/1/32	261,092

				4,031,037

Guam - 0.2%
435,000	Northern Mariana Islands Commonwealth G.O.	5.00	10/1/22	390,217

Hawaii - 0.4%
350,000	HI State Dept. of Budget & Fin. Rev. (Kahala Nui Proj.)	8.00	11/15/33	366,632
250,000	HI State Dept. of Budget & Fin. Rev. (Kahala Nui Proj.)	5.25	11/15/37	256,015

				622,647

Idaho - 0.6%
570,000	ID Hsg. & Fin. Assoc. Nonprofit Facs. Rev. (Compass Public Charter School Proj.)	5.50	7/1/30	561,678
500,000	ID Hsg. & Fin. Assoc. Nonprofit Facs. Rev. (Idaho Arts Charter School Proj.)	5.75	12/1/32	510,985

				1,072,663

Illinois - 5.6%
375,000	Chicago Board of Education G.O.	5.50	12/1/39	426,994
1,000,000	Dekalb, Kane & Lasalle Counties Comm. College Dist. No. 523 G.O. Capital Appreciation [6]	6.58	2/1/30	387,810
500,000	Harvey Ref. & Improvement G.O.	5.50	12/1/27	463,195
265,000	IL C.O.P. (NATL-RE Insured)	5.80	7/1/17	265,318
250,000	IL Fin. Auth. Rev.	6.00	10/1/24	275,922
250,000	IL Fin. Auth. Rev. (Noble Network Charter Schools) (ACA Insured)	5.00	9/1/27	220,302
395,000	IL Fin. Auth. Rev. (TEMPS-50-The Admiral at the Lake Proj.)	6.00	5/15/17	395,221
250,000	IL Fin. Auth. Rev. (UNO Charter School Network)	6.88	10/1/31	274,970
1,000,000	IL Fin. Auth. Sports Facs. Rev. (North Shore Ice Arena Proj.)	6.25	12/1/38	572,790
500,000	IL Fin. Auth. Sports Facs. Rev. (United Sports Organizations of Barrington Proj.) [2,4,5]	6.13	10/1/27	30,000
500,000	IL Fin. Auth. Sports Facs. Rev. (United Sports Organizations of Barrington Proj.) [2,4,5]	6.25	10/1/37	30,000
110,000	IL Health Facs. Auth. Rev. (Ingalls Health System Proj.) (NATL-RE Insured)	6.25	5/15/14	110,385
315,000	IL Housing Dev. Auth. (AMBAC GO of Authority Insured)	4.50	7/1/47	310,136
250,000	Lake Co. Community Consolidated School District No. 50 Woodland G.O.	5.63	1/1/26	296,058
115,000	Lombard Public Facs. Corp. Rev. First Tier (Conference Center & Hotel Proj.)	6.38	1/1/15	89,946
1,925,000	Lombard Public Facs. Corp. Rev. First Tier (Conference Center & Hotel Proj.)	5.25	1/1/36	1,002,040
550,000	Lombard Public Facs. Corp. Rev. First Tier (Conference Center & Hotel Proj.) (ACA Insured)	5.50	1/1/25	355,130
250,000	Macon County School District No. 61 Decatur G.O. (AGM Insured)	5.25	1/1/37	275,752
1,945,000	Malta Tax Allocation Rev.	5.75	12/30/25	1,216,889
818,000	Manhattan Special Service Area Special Tax No. 07-6 (Groebe Farm-Stonegate) [2,5]	5.75	3/1/22	225,024
310,000	Northern Illinios University Rev. (Auxiliary Facs.) (AGM Insured)	5.50	4/1/26	346,196
500,000	Railsplitter Tobacco Settlement Auth. Rev.	6.25	6/1/24	559,575
415,000	Southwestern IL Dev. Auth. Rev. (Village of Sauget Proj.)	5.63	11/1/26	346,533
605,000	Southwestern IL Dev. Auth. Tax Allocation Ref. (Local Govt. Program)	7.00	10/1/22	623,338
280,000	St. Clair Co. Township High School District No. 203 O’Fallon G.O. (AMBAC Insured)	5.75	12/1/26	309,434

				9,408,958

See accompanying notes to schedule of investments.

4

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2012

Sit Tax-Free Income Fund (Continued)

Principal Amount ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)

Indiana - 3.0%
300,000	Damon Run Conservancy Dist. G.O. (St Intercept Insured)	6.10	7/1/25	327,627
370,000	East Chicago Redev. Commission Tax Allocation (Harborside Redev. Proj.)	5.50	1/15/16	372,105
100,000	Elkhart Co. Hospital Auth. Rev. (Elkhart General Hospital Proj.) (AMBAC-TCRS Insured)	5.25	8/15/28	100,074
400,000	Hammond Local Public Improvement Bond Bank	6.50	8/15/25	417,852
250,000	Hammond Local Public Improvement Bond Bank	6.50	8/15/30	259,618
525,000	IN Finance Auth. Educational Facs. Rev. (Marian University Proj.)	6.50	9/15/30	587,864
300,000	IN Finance Auth. Rev. (BHI Senior Living)	5.50	11/15/26	325,911
250,000	IN Finance Auth. Rev. (Marion General Hospital)	5.00	7/1/36	261,052
295,000	IN Finance Auth. Rev. (Parkview Health System)	5.75	5/1/31	335,427
350,000	IN Health & Educational Fac. Fin. Auth. Rev. (Schneck Memorial Hospital Proj.)	5.25	2/15/30	361,277
305,000	IN Health Facs. Fin. Auth. Hospital Rev. (Community Hospital of Anderson Proj.)	6.00	1/1/23	305,622
1,000,000	Mt. Vernon School Building Corp. Rev. (State Aid Withholding)	5.00	1/15/37	1,026,710
250,000	St. Joseph Co. Health Facs. Rev. (Holy Cross Village) [1]	6.25	5/15/39	255,710
347,064	St. Joseph Co. Hospital Auth. Health Facs. Rev. (Madison Center) [2,5]	5.25	2/15/28	49,564

				4,986,413

Iowa - 0.6%
410,000	IA Finance Auth. Sr. Hsg. Rev. Ref. (Walnut Ridge Proj.)	5.00	12/1/14	287,000
250,000	IA Student Loan Liquidity Corp. Rev.	5.80	12/1/31	265,605
225,000	Mason City Community School District Rev.	5.00	7/1/29	238,912
250,000	Waterloo Community School District Rev.	5.00	7/1/29	266,242

				1,057,759

Kansas - 0.3%
500,000	Wyandotte Co./Kansas City Board of Public Utility Rev. (Office Building Complex) (NATL-RE Insured)	5.00	5/1/21	501,620

Kentucky - 0.3%
425,000	Pikeville Hospital Rev. Ref. (Pikeville Medical Center)	6.50	3/1/41	495,406

Louisiana - 2.6%
228,451	Denham Springs/Livingston Hsg. & Mtg. Finance Auth. Rev.	5.00	11/1/40	234,379
905,000	Jefferson Parish Finance Auth. Single Family Mtg. Rev.	5.00	6/1/38	976,730
170,000	LA Hsg. Fin. Agy. Single Family Mtg. Rev. (Home Ownership Program)	6.00	12/1/28	182,560
1,315,000	LA Hsg. Fin. Agy. Single Family Mtg. Rev. (Home Ownership Program)	5.70	12/1/38	1,400,370
385,000	LA Hsg. Fin. Agy. Single Family Mtg. Rev. (Mtg. Backed Securities Program)	4.60	6/1/29	419,053
250,000	LA Public Facs. Auth. Rev. (Belle-Chase Educational Foundation Proj.) (NATL-RE Insured)	6.50	5/1/31	281,452
750,000	LA Public Facs. Auth. Rev. (Tulane Univ. Proj.) (NATL-RE Insured) [1]	1.01	2/15/36	669,990
190,000	LA University & Agricultural & Mechanical College Rev. (Health Sciences Center Proj.) (NATL-RE Insured)	6.20	5/1/20	190,754
97,000	Lafayette Public Finance Auth. Single Family Mortgage-Backed Rev.	5.35	1/1/41	98,087

				4,453,375

Maine - 0.6%
355,000	ME Education Auth. Student Loan Rev. (Assured Guaranty)	5.63	12/1/27	395,697
500,000	ME Health & Higher Educational Facs. Auth. Rev. (ME General Medical Center)	7.50	7/1/32	608,815

				1,004,512

Maryland - 0.7%
235,000	MD Community Dev. Administration Rev.	5.13	9/1/30	260,925
575,000	MD Health & Higher Educational Facs. Auth. Rev. (Adventist Healthcare)	6.25	1/1/31	659,312
500,000	Montgomery County Housing Opportunites Commission Single Family Mtg. Rev. [6]	5.62	7/1/28	205,240

				1,125,477

Massachusetts - 1.7%
70,000	MA Development Finance Agency Facs. Rev.	6.25	6/1/14	56,242

See accompanying notes to schedule of investments.

JUNE 30, 2012	5

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2012

Sit Tax-Free Income Fund (Continued)

Principal Amount ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)

430,000	MA Education Finance Auth. Education Rev.	5.15	1/1/26	479,480
240,000	MA Education Finance Auth. Education Rev.	5.25	1/1/28	263,362
250,000	MA Health & Educational Facilities Auth. Rev.	6.00	7/1/22	253,622
400,000	MA Housing Finance Agy. Rev.	4.05	12/1/32	401,860
250,000	MA Housing Finance Agy. Rev.	4.75	6/1/35	264,522
500,000	MA Housing Finance Agy. Rev.	5.40	12/1/37	534,940
500,000	MA Housing Finance Agy. Rev. (FHA Insured)	5.30	12/1/38	530,495

				2,784,523

Michigan - 2.2%
335,000	Advanced Technology Academy Rev.	6.00	11/1/28	339,365
250,000	MI Hospital Finance Auth. Rev. (Mid-Michigan Obligation Group Proj.)	6.13	6/1/34	288,698
850,000	MI Hospital Finance Auth. Rev. Ref. (Presbyterian Village)	5.25	11/15/25	851,071
250,000	MI Hsg. Dev. Auth. (GO of Authority Insured)	4.63	10/1/41	257,610
500,000	MI Public Education Facs. Auth. Ltd. Rev. Ref. (Nataki Talibah Proj.) (Q-SBLF Insured)	6.25	10/1/23	495,170
300,000	MI Public Education Facs. Auth. Ltd. Rev. Ref. (Richfield Public School Proj.)	5.00	9/1/22	298,560
560,000	MI Public Education Facs. Auth. Rev. Ref. (Bradford Proj.) [4]	6.00	9/1/16	509,219
335,000	MI Tobacco Settlement Finance Auth. Sr. Rev.	5.13	6/1/22	282,281
300,000	Oakland County Economic Development Corp. Rev. (Roman Catholic Archdiocese Proj.)	6.50	12/1/20	307,794

				3,629,768

Minnesota - 2.3%
1,975,445	Intermediate School District 287 Lease Rev.	5.30	11/1/32	2,060,706
500,000	Minneapolis Mulitfamily Hsg. Rev. (Riverside Plaza)	6.00	11/1/13	497,560
300,000	MN Hsg. Fin. Agy. Mtg. Rev. (Mtg. Backed Securities Program) (GNMA/FNMA Collateralized)	4.40	7/1/32	305,454
545,000	MN Hsg. Fin. Agy. Residential Hsg. Rev.	5.10	1/1/40	580,011
500,000	Wayzata Sr. Housing Rev. (Folkestone Senior Living Community)	5.30	5/1/27	504,035

				3,947,766

Mississippi - 0.4%
300,000	MS Development Bank Rev. (Magnolia Reg. Health Center Proj.)	6.50	10/1/31	343,518
145,000	MS Home Corp. Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	5.60	6/1/38	152,663
230,000	MS Home Corp. Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	6.75	6/1/39	244,018

				740,199

Missouri - 1.4%
500,000	Chillicothe Tax Increment Rev. (South U.S. 65 Proj.)	5.63	4/1/27	477,990
480,000	Community Memorial Hospital District Rev.	6.68	12/1/34	524,798
250,000	Independence 39th St. Transportation District Rev. Ref. & Improvement	6.88	9/1/32	256,842
500,000	Kansas City Industrial Dev. Auth. Rev. (Kansas City Pkg. LLC)	5.45	9/1/23	526,905
750,000	Lakeside 370 Levee District Improvement Special Tax [2,5]	7.00	4/1/28	487,515
500,000	Moberly Industrial Dev. Auth. (Annual Appropriation Proj.) [2,5]	6.00	9/1/24	130,000

				2,404,050

Montana - 0.7%
175,000	MT Board of Housing Single Family Rev. (GO of BRD Insured)	4.70	12/1/26	191,683
240,000	MT Board of Housing Single Family Rev. (GO of BRD Insured)	4.85	6/1/28	265,222
687,061	MT Facs. Finance Auth. Rev. (Great Falls Pre-Release Services Proj.)	5.08	4/1/21	755,760

				1,212,665

Nebraska - 0.5%
410,000	Mead Village Tax Allocation Rev. (E3 Biofuels - Mead LLC Proj.) [2,5]	5.13	7/1/12	245,955
500,000	NE Investment Fin. Auth. Single Family Hsg. Rev. (GNMA/FNMA/FHLMC Collateralized)	5.90	9/1/36	571,555

				817,510

See accompanying notes to schedule of investments.

6

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2012

Sit Tax-Free Income Fund (Continued)

Principal Amount ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)

Nevada - 2.1%
250,000	Clark Co. Economic Dev. Rev. (Alexander Dawson School Proj.)	5.38	5/15/33	253,140
415,000	Clark Co. Improvement Special Assessment (Summerlin Proj.)	4.85	2/1/17	402,633
600,000	Las Vegas Paiute Tribe Rev. (ACA Insured)	6.63	11/1/17	580,866
750,000	Las Vegas Redev. Agy. Tax Allocation Rev.	7.50	6/15/23	823,050
425,000	NV Hsg. Dev. Single Family Mtg. Program Mezzanine (GNMA/FNMA/FHLMC Collateralized)	5.10	10/1/40	451,172
500,000	Sparks Redev. Agy. Tax Increment Rev. (Redev. Area No. 1 Proj.)	5.00	1/15/22	517,970
420,000	Sparks Redev. Agy. Tax Increment Rev. (Redev. Area No. 2 Proj.)	6.40	6/1/20	445,385

				3,474,216

New Hampshire - 1.1%
890,000	Manchester Hsg. & Redev. Auth. Rev. (ACA Insured)	6.75	1/1/15	857,613
550,000	NH Health & Educ. Facs. Auth. Rev. (Covenant Health System Obligation Group) (GO of BD BK Insured)	5.00	7/1/42	566,148
400,000	NH Health & Educ. Facs. Auth. Rev. (Wentworth Douglas Hosipital)	6.00	1/1/34	451,660

				1,875,421

New Jersey - 1.3%
250,000	NJ Economic Dev. Auth. Rev. Ref. (Harrogate Inc.)	5.75	12/1/16	250,095
425,000	NJ Higher Education Assistance Auth. Student Loan Rev.	5.00	6/1/27	437,130
250,000	NJ Higher Education Assistance Auth. Student Loan Rev.	5.00	12/1/28	270,692
100,000	NJ Higher Education Assistance Auth. Student Loan Rev.	4.75	12/1/29	102,272
725,000	NJ Hsg. & Mtg. Finance Agy. Rev.	5.05	10/1/39	766,376
400,000	NJ Hsg. & Mtg. Finance Agy. Single Family Mtg. Rev.	4.50	10/1/30	426,156

				2,252,721

New Mexico - 1.4%
430,000	NM Mtg. Fin. Auth. Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	4.80	9/1/29	462,624
400,000	NM Mtg. Fin. Auth. Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	5.35	9/1/30	425,076
830,000	NM Mtg. Fin. Auth. Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	5.25	9/1/34	900,301
540,000	NM Mtg. Fin. Auth. Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	4.13	9/1/42	546,426

				2,334,427

New York - 1.6%
250,000	Albany Capital Resource Corp. Rev. (The College of Saint Rose)	5.63	7/1/31	269,292
250,000	Chautauqua County Capital Resource Corp. Rev. (Women’s Christian Assn. Proj.)	6.75	11/15/16	272,473
500,000	New York City Housing Development Corp.	4.20	5/1/37	504,210
250,000	New York City Housing Development Corp. Multifamily Mtg. Rev.	4.60	11/1/36	261,822
500,000	NY Mortgage Agency Rev.	4.13	10/1/40	509,310
500,000	NY Mortgage Agency Rev.	4.75	10/1/42	519,945
400,000	NY State Housing Finance Agency Rev. (Affordable Hsg. Proj.)	4.88	11/1/42	423,832

				2,760,884

North Dakota - 0.2%
395,000	North Dakota Hsg. Fin. Agy. Rev. (GO of Agency Insured)	4.75	7/1/30	424,645

Ohio - 2.2%
425,000	Buckeye Tobacco Settlement Finance Auth. Asset-Backed Sr. Rev.	5.13	6/1/24	342,010
250,000	Butler Co. Hospital Facs. Rev. (Kettering Health Network)	6.38	4/1/36	296,115
815,000	Cleveland-Cuyahoga Co. Port Auth. Dev. Rev. (St. Clarence Proj.)	6.00	5/1/21	788,904
711,800	Cuyahoga Co. Hsg. Mtg. Sr. Rev. (R H Myers Apts. Proj.) (GNMA Collateralized)	5.70	3/20/42	774,545
250,000	Lucas Co. Health Facs. Rev. (Sunset Retirement Communities)	5.00	8/15/21	263,838
550,000	Lucas Co. Hospital Rev. (Promedica Health Care Proj.)	6.50	11/15/37	673,508
135,000	OH Hsg. Finance Agy. Residential Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	5.45	9/1/33	140,836
500,000	Portage Co. Port Auth. Rev. (Northeast Ohio Medical Univ. Proj.)	5.00	12/1/37	501,530

				3,781,286

See accompanying notes to schedule of investments.

JUNE 30, 2012	7

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2012

Sit Tax-Free Income Fund (Continued)

Principal Amount ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)

Oklahoma - 0.8%
500,000	Citizen Potawatomi Nation Sr. Obligation Tax Rev.	6.50	9/1/16	492,740
375,000	Delaware Co. Justice Auth. Rev.	3.75	9/1/29	361,972
400,000	Fort Sill Apache Tribe Economic Dev. Auth.	8.50	8/25/26	421,488

				1,276,200

Oregon - 0.6%
250,000	Salem Hospital Facility Auth. Rev. (Capital Manor, Inc.)	5.63	5/15/32	253,768
430,000	Western Generation Agy. Rev. (Wauna Cogeneration Proj.)	5.00	1/1/21	422,582
300,000	Western Generation Agy. Rev. (Wauna Cogeneration)	5.00	1/1/21	294,825

				971,175

Pennsylvania - 3.5%
245,000	Allegheny Co. Industrial Dev. Auth. Charter School Rev. (Propel Charter-McKeesport)	5.90	8/15/26	255,079
485,000	Butler Co. General Authority Rev. (School District Proj.) (AGM GO of District) [1]	1.01	10/1/34	309,847
250,000	Central Bradford Progress Auth. Rev. (Guthrie Healthcare System)	5.50	12/1/31	290,265
250,000	Erie Co. Hospital Auth. Rev. (St. Vincent Health Center Proj.)	7.00	7/1/27	270,158
600,000	Geisinger Auth. Health System Rev. (Geisinger Health System Proj.) [1]	1.08	5/1/37	431,628
250,000	Lehigh Co. General Purpose Auth. Rev. (Saint Luke’s Bethlehem) [1]	1.33	8/15/42	155,182
500,000	Luzerne Co. G.O. (FSA Insured)	7.00	11/1/26	594,795
280,000	PA Higher Educational Facs. Auth. Rev. (AICUP Financing Program)	5.38	5/1/42	287,406
500,000	PA Housing Finance Agy. Single Family Mtg. Rev.	4.85	10/1/37	524,320
300,000	PA Hsg. Finance Agy. Rev.	5.00	10/1/25	331,938
500,000	PA Hsg. Finance Agy. Rev. (GO of Agency Insured)	4.63	10/1/29	530,775
500,000	PA Hsg. Finance Agy. Single Family Mtg. Rev.	4.75	10/1/28	538,390
220,000	PA Hsg. Finance Agy. Single Family Mtg. Rev.	4.75	10/1/39	224,356
500,000	PA Turnpike Commission Rev. Capital Appreciation [6]	5.13	12/1/35	449,185
500,000	PA Turnpike Commission Rev. Capital Appreciation (AGM Insured) [6]	6.25	6/1/33	498,145
160,000	Philadelphia Hospital & Higher Education Facs. Auth. Hospital Rev. (Temple Univ. Hospital)	6.63	11/15/23	160,085

				5,851,554

Puerto Rico - 2.7%
285,000	Puerto Rico Commonwealth Aqueduct & Sewer Auth. Rev.	6.00	7/1/38	299,629
500,000	Puerto Rico Electric Power Auth. Rev. [1]	0.99	7/1/25	395,925
450,000	Puerto Rico Public Finance Corp. Commonwealth Appropriation Rev. [9]	5.50	8/1/31	480,132
1,775,000	Puerto Rico Public Improvement G.O.	5.50	7/1/39	1,821,700
250,000	Puerto Rico Public Improvement G.O. (AGM Insured)	5.50	7/1/27	278,322
350,000	Puerto Rico Public Improvement G.O. (AGM Insured)	5.00	7/1/35	366,558
300,000	Puerto Rico Sales Tax Financing Corp. Rev.	6.00	8/1/39	337,134
250,000	Puerto Rico Sales Tax Financing Corp. Rev.	5.25	8/1/40	270,832
500,000	Puerto Rico Sales Tax Financing Corp. Rev. [1]	1.24	8/1/57	285,350

				4,535,582

Rhode Island - 0.6%
500,000	RI Hsg. & Mortgage Finance Corp. Rev.	4.00	10/1/28	500,710
500,000	RI Student Loan Auth. Sr. Rev.	5.75	12/1/27	549,365

				1,050,075

South Carolina - 0.3%
410,000	SC Education Assistance Auth. Student Loan Rev.	5.10	10/1/29	449,762
76,190	SC Jobs Economic Dev. Auth. Health Care Facs. Rev. (Woodlands at Furman Proj.) [6]	0.40	11/15/47	372
177,778	SC Jobs Economic Dev. Auth. Health Care Facs. Rev. (Woodlands at Furman Proj.)	6.00	11/15/47	125,296

				575,430

See accompanying notes to schedule of investments.

8

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2012

Sit Tax-Free Income Fund (Continued)

Principal Amount ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)

South Dakota - 0.2%
250,000	SD Health & Educational Facs. Auth. Rev.	5.00	9/1/32	260,362

Tennessee - 0.9%
495,000	Metro Govt. Nashville & Davidson Co. Health & Education Facs. Rev. (Prestige Proj.) 2, [5]	7.50	12/20/40	272,256
1,850,000	Shelby Co. Health, Education & Hsg. Facs. Rev. (CME Memphis Apts. Proj.) 2, [5]	5.35	1/1/19	234,617
7,875,000	Shelby Co. Health, Education & Hsg. Facs. Rev. (CME Memphis Apts. Proj.) 2, [5]	5.55	1/1/29	795,139
1,630,000	Shelby Co. Health, Education & Hsg. Facs. Rev. (CME Memphis Apts. Proj.) 2, [5]	6.00	1/1/29	16
1,000,000	Shelby Co. Health, Education & Hsg. Facs. Rev. (Eastwood Park Apts. Proj.) 2, [5]	6.40	9/1/25	4,970
405,000	Shelby Co. Health, Education & Hsg. Facs. Rev. (Eastwood Park Apts. Proj.) 2, [5]	7.50	9/1/25	4
210,000	Tennessee Housing Dev. Agy. Rev.	4.20	7/1/42	216,531

				1,523,533

Texas - 6.2%
1,000,000	Arlington Higher Education Finance Corp., Education Rev. (Arlington Classics Academy)	7.00	8/15/28	1,064,810
65,000	Bexar Co. Hsg. Fin. Corp. Rev. (Dublin Kingswood & Waterford Apts.)	7.50	12/1/14	59,627
250,000	Bexar Co. Hsg. Fin. Corp. Rev. (Dymaxion & Marbach Park Apts. Proj.) (NATL-RE Insured)	6.10	8/1/30	244,552
540,000	Bexar Co. Hsg. Fin. Corp. Rev. (Honey Creek Apartments Proj.) 2, [5]	8.00	4/1/30	237,627
440,000	Bexar Co. Hsg. Fin. Corp. Rev. (Waterford Proj.)	6.50	12/1/21	437,527
1,844,000	Dallas Hsg. Finance Corp. Multifamily Mtg. Rev. (Towne Center Apts.) (GNMA Collateralized)	6.75	10/20/32	1,866,515
1,465,450	Galveston Co. Municipal Utility	6.01	2/27/13	1,172,360
625,000	Harris Co. Cultural Education Facs. Finance Corp. Rev. (Space Center Houston Proj.) [4]	6.75	8/15/21	684,762
620,000	Harris Co. Housing Finance Corp. Rev. (FHA/VA/VEREX Mtgs.) [6]	10.34	10/15/15	428,284
240,000	Houston Hotel Occupancy Rev. Ref.	5.25	9/1/29	259,764
250,000	Tarrant Co. Cultural Education Facs. Fin. Rev. (Mirador Proj.)	7.75	11/15/19	280,735
115,000	Tarrant Co. Cultural Education Facs. Fin. Rev. (Sr. Living Center Proj.)	6.50	11/15/14	115,104
550,000	Travis Co. Health Facs. Dev. Corp. Rev. (First Mortgage - Longhorn Village Proj.)	5.50	1/1/17	550,160
500,000	Travis Co. Health Facs. Dev. Corp. Rev. (First Mortgage - Longhorn Village Proj.)	6.00	1/1/22	500,655
250,000	Travis Co. Health Facs. Dev. Corp. Rev. (Westminster Manor)	6.25	11/1/16	258,040
500,000	TX Municipal Gas Acquisition & Supply Corp. I Sr. Lien Rev. [1]	1.77	12/15/26	375,775
300,000	TX Municipal Gas Acquisition & Supply Corp. II Rev. [1]	1.18	9/15/27	234,672
750,000	TX Private Activity Surface Transportation Corp. Rev. (LBJ Infrastructure)	7.50	6/30/33	932,332
250,000	TX Public Finance Auth. Charter School Finance Corp. Rev. (Cosmos Foundation, Inc.)	6.00	2/15/30	283,808
500,000	West Travis Co. Public Utility Agy. Rev.	5.00	8/15/25	518,285

				10,505,394

Utah - 1.7%
250,000	Provo Charter School Rev. (Freedom Academy Foundation)	5.50	6/15/37	225,865
857,000	UT Assoc. Municipal Power System Rev.	5.00	5/1/27	856,974
300,000	UT Hsg. Corp. Single Family Mtg. Rev.	5.75	1/1/33	334,560
500,000	UT Hsg. Corp. Single Family Mtg. Rev.	4.60	7/1/34	532,715
500,000	UT Hsg. Corp. Single Family Mtg. Rev. (State Street Plaza Proj.) (FHLMC Collateralized)	4.10	7/1/30	518,295
300,000	UT Infrastructure Agy. Rev. (AGM Insured)	5.50	10/15/30	343,905

				2,812,314

Virginia - 1.0%
500,000	Farms New Kent Community Dev. Auth. Special Assessment	5.13	3/1/36	307,570
275,000	Loudoun Co. Industrial Dev. Auth. Rev. (Falcons Landing)	6.00	8/1/28	289,140
250,000	VA Hsg. Dev. Auth. Rev. (GO of Authority Insured)	6.25	7/1/31	284,050
250,000	VA Hsg. Dev. Auth. Rev. (Rental Hsg. Proj.)	4.60	12/1/38	261,358
500,000	VA Hsg. Dev. Auth. Rev. (Rental Hsg. Proj.)	5.00	12/1/39	530,610

				1,672,728

Washington - 1.1%
500,000	Grant Co. Public Hospital District No. 1	5.25	9/1/13	501,130

See accompanying notes to schedule of investments.

JUNE 30, 2012	9

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2012

Sit Tax-Free Income Fund (Continued)

Principal Amount ($)/ Quantity	Name of Issuer	Coupon Rate(%)	Maturity Date	Fair Value ($)

480,000	Kalispel Tribe Indians Priority District Rev.	6.20	1/1/16	464,741
500,000	WA Health Care Facs. Auth. Rev. (Swedish Health Services Proj.)	6.50	11/15/27	568,555
300,000	WA Hsg. Finance Commission Single Family Mtg. Rev.	4.60	10/1/33	320,484

				1,854,910

Wisconsin - 1.7%
500,000	Oconto Waterworks & Sewer System Rev.	4.00	5/1/32	494,575
250,000	WI General Fund Rev. Appropriation Rev.	6.00	5/1/27	310,960
250,000	WI Health & Education Facs. Auth. Rev. (Aurora Health Care Proj.)	6.40	4/15/33	255,160
500,000	WI Health & Education Facs. Auth. Rev. (Beaver Dam Community Hospital, Inc.)	6.75	8/15/34	512,750
250,000	WI Health & Education Facs. Auth. Rev. (Marshfield Clinic Proj.)	5.00	2/15/40	258,285
200,000	WI Health & Education Facs. Auth. Rev. (Synergy Health, Inc. Proj.)	6.00	11/15/23	209,110
200,000	WI Public Finance Auth. Rev. (Glenridge Palmer Ranch Proj.)	7.00	6/1/20	221,752
500,000	WI Public Finance Auth. Rev. (Glenridge Palmer Ranch Proj.)	8.25	6/1/46	581,580

				2,844,172

Wyoming - 0.6%
1,000,000	WY Community Dev. Auth. Rev.	4.25	12/1/37	1,006,150

Total Municipal Bonds (cost: $165,640,390)				149,322,865

Closed-End Mutual Funds - 6.9%
34,800	AllianceBernstein National Municipal Income Fund, Inc. (AFB)			546,360
45,400	BlackRock Long-Term Municipal Advantage Trust (BTA)			572,494
33,800	BlackRock MuniHoldings Florida Insured Fund (MFL)			521,196
54,500	BlackRock MuniYield Florida Fund (MYF)			891,620
73,100	BlackRock MuniYield Insured Fund (MYI)			1,096,500
23,700	BlackRock MuniYield Michigan Insured Fund (MIY)			363,321
23,000	BlackRock MuniYield Michigan Insured Fund II (MYM)			328,210
208,600	DWS Municipal Income Trust (KTF)			3,003,840
31,200	Invesco PA Value Muni Income Trust (VPV)			480,480
7,900	Invesco Quality Muni (IQT)			114,708
43,300	Invesco Van Kampen Advantage Muni Income Trust (VKI)			569,828
32,389	Invesco Van Kampen Trust for Investment Grade Municipals (VGM)			494,256
25,923	Managed Duration Investment Grade (MZF)			419,175
700	Nuveen Georgia Dividend Advantage Municipal Fund (NZX)			10,969
5,000	Nuveen Michigan Premium Income Municipal Fund (NMP)			74,950
21,500	Nuveen Premier Municipal Income Fund (NPF)			322,930
114,332	Nuveen Premium Income Fund (NPM)			1,765,286

Total Closed-End Mutual Funds (cost: $9,770,767)				11,576,123

Short-Term Securities - 4.6%
7,798,730	Dreyfus Tax-Exempt Cash Management Fund, 0.004%
Total Short-Term Securities (cost: $7,798,730)				7,798,730

Total Investments in Securities - 100.1% (cost: $183,209,887)				168,697,718
Other Assets and Liabilities, net - (0.1%)				(207,669)

Total Net Assets - 100.0%				$168,490,049

See accompanying notes to schedule of investments.

10

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2012

Sit Tax-Free Income Fund (Continued)

[1]	Variable rate security. Rate disclosed is as of June 30, 2012.
[2]	Securities considered illiquid by the Investment Adviser. The total value of such securities as of June 30, 2012 was $4,920,687 and represented 2.9% of net assets.
[4]

144A Restricted Security. The total value of such securities as of June 30, 2012 was $2,380,137 and represented 1.4% of net assets. These securities been determined to be liquid by the Adviser in accordance with guidelines established by the Board of Directors.

[5]	The issuer is in default of certain debt covenants. Income is not being accrued. The total value of such securities as of June 30, 2012 was $4,920,687 and represented 2.9% of net assets.
[6]	Zero coupon security. Rate disclosed is the effective yield on purchase date.
[9]

Municipal Lease Security. The total value of such securities as of June 30, 2012 was $1,387,788 and represented 0.8% of net assets. These securities have been determined to be liquid by the Adviser in accordance with guidelines established by the Board of Directors.

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

A summary of the levels for the Fund’s investments as of June 30, 2012 is as follows (See notes to Schedule of Investments):

	Investment in Securities
	Level 1	Level 2	Level 3
	Quoted Price ($)	Other significant observable inputs ($)	Significant unobservable inputs ($)	Total ($)
Short-Term Securities	7,798,730	—	—	7,798,730
Closed-End Mutual Funds	11,576,123	—	—	11,576,123
Municipal Bonds	—	149,322,865	—	149,322,865

Total:	19,374,853	149,322,865	—	168,697,718

For the reporting period, there were no transfers between levels 1, 2 and 3.

See accompanying notes to schedule of investments.

JUNE 30, 2012	11

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2012

Sit Minnesota Tax-Free Income Fund

Principal Amount ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)

Municipal Bonds - 89.6%
Education/Student Loan - 10.3%
1,070,000	Brooklyn Park Lease Rev. (Prairie Seeds Academy Proj.)	8.00	3/1/20	1,191,638
2,500,000	Duluth Hsg. & Redev. Auth. Lease Rev. (Public Schools Academy)	5.00	11/1/21	2,559,750
6,617,742	Intermediate School District 287 Lease Rev.	5.30	11/1/32	6,903,364
545,000	Minneapolis Educational Fac. Lease Rev. (Seed/Harvest Preparatory Proj.) (LOC-U.S. Bank)	5.13	1/1/16	423,994
875,000	Minneapolis Educational Fac. Lease Rev. (Seed/Harvest Preparatory Proj.) (LOC-U.S. Bank)	6.25	1/1/21	649,241
910,000	MN Higher Education Fac. Auth. Rev. (Bethel Univ.)	5.50	5/1/14	942,423
600,000	MN Higher Education Fac. Auth. Rev. (Bethel Univ.)	5.50	5/1/22	636,768
160,000	MN Higher Education Fac. Auth. Rev. (Bethel Univ.)	5.50	5/1/23	169,085
1,000,000	MN Higher Education Fac. Auth. Rev. (Bethel Univ.)	5.50	5/1/37	1,035,510
1,649,463	MN Higher Education Fac. Auth. Rev. (College of St. Benedict)	4.49	10/1/16	1,687,153
250,000	MN Higher Education Fac. Auth. Rev. (College of St. Benedict)	5.13	3/1/36	260,028
1,713,080	MN Higher Education Fac. Auth. Rev. (College of St. Catherine)	4.75	4/26/27	1,768,635
750,000	MN Higher Education Fac. Auth. Rev. (Hamline Univ.)	6.00	10/1/32	870,698
1,000,000	MN Higher Education Fac. Auth. Rev. (Hamline Univ.)	6.00	10/1/40	1,132,690
750,000	MN Higher Education Fac. Auth. Rev. (Macalester College-Seven-I)	5.00	6/1/35	853,350
1,400,000	MN Higher Education Fac. Auth. Rev. (St. Scholastica College)	5.00	12/1/27	1,464,820
1,800,000	MN Higher Education Fac. Auth. Rev. (St. Scholastica College)	6.30	12/1/40	2,035,152
500,000	MN Higher Education Fac. Auth. Rev. (St. Scholastica College-H)	5.25	12/1/35	538,450
1,250,000	MN Higher Education Fac. Auth. Rev. (Univ. of St. Thomas)	6.00	10/1/25	1,381,338
132,587	MN Higher Education Fac. Auth. Rev. Lease Rev. (Concordia Univ.)	5.25	4/25/14	133,617
2,500,000	MN Office of Higher Education Rev. (Suppl. Student Loan Prog.)	5.00	11/1/29	2,740,650
708,097	Olmsted Co. Hsg. & Redev. Auth. (Schaeffer Academy Proj.)	4.98	4/25/27	608,949
440,000	Pine City Lease Rev. (Lakes International Language Academy Proj.)	5.75	5/1/16	451,057
830,000	Pine City Lease Rev. (Lakes International Language Academy Proj.)	6.00	5/1/26	833,303
215,000	Ramsey Lease Rev. (Pact Charter School Proj.)	5.65	12/1/13	218,930
1,650,000	Ramsey Lease Rev. (Pact Charter School Proj.)	6.50	12/1/22	1,710,357
350,000	St. Paul Hsg. & Redev. Auth. Lease Rev. (Community of Peace Academy Proj.)	4.35	12/1/12	350,882
1,500,000	St. Paul Hsg. & Redev. Auth. Lease Rev. (Community of Peace Academy Proj.)	5.00	12/1/18	1,528,725
605,000	St. Paul Hsg. & Redev. Auth. Lease Rev. (Hmong Academy Proj.)	5.50	9/1/18	623,561
130,000	St. Paul Hsg. & Redev. Auth. Lease Rev. (New Spirit Charter School Proj.)	6.50	12/1/12	131,158
600,000	St. Paul Hsg. & Redev. Auth. Lease Rev. (Nova Classical Academy Proj.)	5.70	9/1/21	637,812
500,000	St. Paul Hsg. & Redev. Auth. Rev. Ref. (St. Paul Academy & Summit School)	5.00	10/1/24	548,265

				37,021,353

Escrowed To Maturity/Prerefunded - 0.9%
1,500,000	Bemidji Health Care Facs. Rev. (North Country Health Services Proj.) (Radian Insured)	5.00	9/1/24	1,511,970
290,000	Bemidji Health Care Facs. Rev. (North Country Health Services Proj.) (Radian Insured)	5.00	9/1/31	292,314
1,330,000	MN Agricultural & Economic Dev. Board Rev. (Evangelical Lutheran Good Samaritan Society Proj.)	6.63	8/1/25	1,337,554

				3,141,838

General Obligation - 2.6%
1,000,000	Bemidji Sales Tax G.O.	5.00	2/1/34	1,144,720
1,350,000	Bemidji Sales Tax G.O.	6.00	2/1/41	1,656,896
650,000	Dakota Co. Community Dev. Agy. Sr. Hsg. Facs. G.O.	5.00	1/1/26	725,238
495,000	Northern Mariana Islands Commonwealth G.O. [11]	5.00	10/1/22	444,040
1,500,000	Puerto Rico Public Improvement G.O. [11]	5.50	7/1/39	1,539,465
1,000,000	Puerto Rico Public Improvement G.O. [11]	5.75	7/1/36	1,050,890
1,000,000	Puerto Rico Public Improvement G.O. [11]	6.00	7/1/28	1,096,100

See accompanying notes to schedule of investments.

12

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2012

Sit Minnesota Tax-Free Income Fund (Continued)

Principal Amount ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)

1,500,000	Puerto Rico Public Improvement G.O. [11]	6.50	7/1/40	1,724,910

				9,382,259

Hospital/Health Care - 16.1%
4,025,000	Breckenridge Rev. (Catholic Health Initiatives Proj.)	5.00	5/1/30	4,146,676
400,000	Carlton Health Care & Hsg. Fac. Rev. Ref. (Faith Care Center Proj.)	5.20	4/1/16	411,944
365,000	Cold Spring Health Care Facs. Rev. (Assumption Home, Inc. Proj.)	7.25	3/1/23	395,569
1,000,000	Cuyuna Range Hosp. Dist. Health Facs. Rev.	5.20	6/1/25	1,018,270
400,000	Detroit Lakes Hsg. & Health Facs. Rev. Ref. (CDL Homes Proj.)	2.14	8/1/34	400,460
1,500,000	Detroit Lakes Hsg. Rev. Ref. (Mankato Lutheran Proj.)	2.39	8/1/34	1,485,300
1,500,000	Douglas Co. Gross Health Care Facs. Rev. (Douglas Co. Hospital Proj.)	6.00	7/1/28	1,640,340
886,156	Duluth Hsg. & Redev. Auth. Sr. Hsg. (Lakeshore Proj.)	4.00	8/20/24	886,058
240,000	Elk River Rev. (Care Choice Member Proj.)	5.60	8/1/13	240,206
1,925,000	Glencoe Health Care Fac. Rev. (Glencoe Regional Health Services Proj.)	5.00	4/1/25	1,954,260
970,000	Hastings Health Care Fac. Rev. (Regina Medical Center) (ACA Insured)	5.25	9/15/18	971,339
705,000	Hastings Health Care Fac. Rev. (Regina Medical Center) (ACA Insured)	5.30	9/15/28	705,120
780,000	Maple Grove Health Care Fac. Rev. (North Memorial Health Care Proj.)	5.00	9/1/29	790,600
1,200,000	Maple Grove Health Care System Rev. (Maple Grove Hospital Corp.)	5.25	5/1/25	1,250,532
1,500,000	Maple Grove Health Care System Rev. (Maple Grove Hospital Corp.)	5.25	5/1/28	1,568,895
600,000	Minneapolis & St. Paul Hsg. & Redev. Auth. Rev. (Health Partners)	5.88	12/1/29	617,496
255,000	Minneapolis Health Care Fac. Rev. (Augustana Chapel View Homes Proj.)	5.00	6/1/15	255,186
270,000	Minneapolis Health Care Fac. Rev. (Augustana Chapel View Homes Proj.)	5.10	6/1/16	270,197
1,470,000	Minneapolis Health Care Fac. Rev. (Jones-Harrison Residence Proj.)	5.40	10/1/25	1,476,306
835,000	Minneapolis Hsg. & Health Care Facs. Rev. Ref. (Providence Proj.)	5.50	10/1/14	864,258
200,000	Minneapolis Hsg. Fac. Rev. (Augustana Chapel View Homes Proj.)	5.50	6/1/27	195,418
500,000	Minneapolis Hsg. Fac. Rev. (Augustana Chapel View Homes Proj.)	5.75	1/1/19	500,445
530,000	Minneapolis Hsg. Fac. Rev. (Augustana Chapel View Homes Proj.)	5.80	1/1/24	530,339
180,000	Minneapolis Pooled Rev. (Care Choice Member Proj.)	5.75	4/1/19	179,991
10,000	MN Agricultural & Economic Dev. Board Rev. (Fairview Health Care System Proj.)	6.38	11/15/22	10,023
130,000	MN Agricultural & Economic Dev. Board Rev. (Fairview Health Care System Proj.)	6.38	11/15/29	130,239
1,185,000	New Hope Health Care Facs. Rev. (MN Masonic Home North Ridge Proj.)	5.88	3/1/29	1,185,095
1,175,000	New Hope Health Care Facs. Rev. (MN Masonic Home North Ridge Proj.)	5.90	3/1/19	1,175,787
1,500,000	Rochester Health Care Facs. Rev. (Olmsted Medical Center Proj.)	5.88	7/1/30	1,615,425
1,270,000	Sartell Health Care & Hsg. Facs. Rev. (Foundation for Healthcare Proj.)	6.63	9/1/29	1,271,321
1,000,000	Sauk Rapids Health Care & Hsg. Facs. Rev. (Good Shepherd Lutheran Home Proj.)	6.75	1/1/24	1,052,680
1,000,000	Sauk Rapids Health Care & Hsg. Facs. Rev. (Good Shepherd Lutheran Home Proj.)	7.25	1/1/29	1,058,690
3,475,000	Shakopee Health Care Facs. Rev. (St. Francis Regional Medical Center Proj.)	5.25	9/1/34	3,531,747
4,000,000	St. Cloud Health Care Rev. (CentraCare Health System)	5.00	5/1/25	4,161,080
2,000,000	St. Louis Park Health Care Facs. Rev. (Park Nicollet Health Proj.)	5.50	7/1/29	2,202,240
350,000	St. Paul Hsg. & Redev. Auth. Health Care Rev. (Gillette Childrens Specialty Proj.)	5.00	2/1/20	361,557
500,000	St. Paul Hsg. & Redev. Auth. Health Care Rev. (Gillette Childrens Specialty Proj.)	5.00	2/1/21	515,005
4,200,000	St. Paul Hsg. & Redev. Auth. Health Care Rev. (HealthPartners Oblig. Group Proj.)	5.25	5/15/36	4,325,370
700,000	St. Paul Hsg. & Redev. Auth. Health Care Rev. (Regions Hospital Proj.)	5.20	5/15/13	702,324
2,120,000	St. Paul Hsg. & Redev. Auth. Health Care Rev. (Regions Hospital Proj.)	5.25	5/15/18	2,124,367
2,393,234	St. Paul Hsg. & Redev. Auth. Rev. (Nursing Home NTS-Episcopal)	5.63	10/1/33	2,407,857
50,000	St. Paul Hsg. & Redev. Auth. Rev. (Regions Hospital Proj.)	5.30	5/15/28	50,040
1,210,000	St. Paul Hsg. & Redev. Auth. Rev. Ref. (Franciscan Health Community)	7.00	7/1/21	1,211,706
2,500,000	Stillwater Health Care Rev. (Health System Obligation Proj.)	5.00	6/1/25	2,577,200
525,000	West St. Paul Health Care (Walker Thompson Hill)	6.75	9/1/31	561,808
500,000	Winona Health Care Facs. Rev. (Winona Health Obligation)	5.00	7/1/34	509,440
1,300,000	Winsted Health Care Rev. (St. Mary’s Care Center Proj.)	6.00	9/1/25	1,348,009

See accompanying notes to schedule of investments.

JUNE 30, 2012	13

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2012

Sit Minnesota Tax-Free Income Fund (Continued)

Principal Amount ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)

1,250,000	Winsted Health Care Rev. (St. Mary’s Care Center Proj.)	6.50	9/1/34	1,294,975

				58,139,190

Industrial/Pollution Control - 2.1%
2,250,000	Moorhead Rev. (Amer. Crystal Sugar Co. Recovery Zone Fac.)	5.65	6/1/27	2,445,728
505,000	Owatonna Industrial Dev. Rev. (Slidell, Inc. Proj.) [8]	7.38	5/1/17	176,694
1,000,000	St. Paul Port Auth. Rev. (Energy Park Utility Company Proj.) [8]	5.45	8/1/28	1,000,000
1,655,000	St. Paul Port Auth. Solid Waste Disposal Rev. (Ecullet Proj.)	6.25	11/1/15	1,743,741
2,000,000	Tobacco Securitization Auth. (Tobacco Settlement Proj.)	5.25	3/1/31	2,202,160

				7,568,323

Insured - 3.4%
500,000	Minneapolis & St. Paul Hsg. & Redev. Rev. (Children’s Hospital) (AGM Insured)	5.00	8/15/34	537,615
2,010,000	Minneapolis & St. Paul Metro Airport Commission Rev. Ref. (NATL-RE FGIC Insured)	5.00	1/1/22	2,177,192
1,750,000	Minneapolis & St. Paul Metro Airport Commission Rev. Ref. (NATL-RE FGIC Insured)	5.00	1/1/25	1,869,822
1,000,000	Minneapolis Health Care Facs. Rev. (Fairview Health Svcs.) (Assured Guaranty)	6.50	11/15/38	1,180,750
350,000	Plymouth Health Facs. Rev. (West Health Proj.) (AGM Insured)	6.13	6/1/24	350,861
600,000	Puerto Rico Public Improvement G.O. (AGM Insured) [11]	5.13	7/1/30	600,396
1,000,000	Puerto Rico Public Improvement G.O. (AGM Insured) [11]	5.25	7/1/20	1,130,950
1,000,000	Puerto Rico Public Improvement G.O. (Assured Guaranty) 1, [11]	4.18	7/1/20	980,960
1,000,000	St. Cloud Health Care Rev. (CentraCare Health System Proj.) (Assured Guaranty)	5.50	5/1/39	1,091,230
1,910,000	St. Paul Hsg. & Redev. Sales Tax Rev. Ref. (Civic Center) (AGM Insured)	7.10	11/1/23	2,277,828

				12,197,604

Multifamily Mortgage - 19.0%
785,000	Anoka Co. Hsg. & Redev. Rev. (Recovery Zone Fac.-Park River Estates)	6.50	11/1/25	834,793
250,000	Bloomington Hsg. Rev. Sr. (Gideon Pond Commons LLC)	5.25	6/1/21	263,768
300,000	Bloomington Hsg. Rev. Sr. (Gideon Pond Commons LLC)	5.25	12/1/21	315,702
375,000	Bloomington Hsg. Rev. Sr. (Gideon Pond Commons LLC)	5.38	6/1/22	397,350
385,000	Bloomington Hsg. Rev. Sr. (Gideon Pond Commons LLC)	5.38	12/1/22	406,891
1,000,000	Bloomington Hsg. Rev. Sr. (Gideon Pond Commons LLC)	6.00	12/1/30	1,061,050
150,000	Cambridge Hsg. & Health Care Facs. Rev. (Grandview West Proj.)	5.50	10/1/13	150,194
500,000	Cambridge Hsg. & Health Care Facs. Rev. (Grandview West Proj.)	5.80	10/1/18	500,415
1,000,000	Cambridge Hsg. & Health Care Facs. Rev. (Grandview West Proj.)	6.00	10/1/28	1,000,360
980,000	Champlin Multifamily Hsg. Rev. (Champlin Drive Apts.)	6.00	1/1/27	1,032,557
260,000	Chaska Multifamily Hsg. Rev. (West Suburban Hsg. Partners Proj.) [8]	5.38	9/1/14	258,326
500,000	Cloquet Hsg. Fac. Rev. Ref. (HADC Cloquet LLC Proj.)	5.50	8/1/25	498,590
250,000	Columbia Heights Multifamily & Health Care Fac. Rev. (Crest View Corp Proj.)	5.30	7/1/17	231,812
1,200,000	Coon Rapids Multifamily Hsg. Rev. Ref. (Margaret Place Apartments)	6.50	5/1/25	1,200,384
2,530,000	Cottage Grove Sr. Hsg. Rev. (PHS, Inc. Proj.)	5.00	12/1/31	2,520,563
2,315,000	Cottage Grove Sr. Hsg. Rev. (PHS, Inc. Proj.)	6.00	12/1/46	2,343,405
470,000	Eden Prairie Multifamily Hsg. Rev. Ref. (Rolling Hills Proj.) (GNMA Collateralized)	6.00	8/20/21	494,633
675,000	Eden Prairie Multifamily Hsg. Rev. Ref. (Rolling Hills Proj.) (GNMA Collateralized)	6.15	8/20/31	709,958
1,635,000	Eden Prairie Multifamily Hsg. Rev. Ref. (Rolling Hills Proj.) (GNMA Collateralized)	6.20	2/20/43	1,719,202
80,000	Eveleth Multifamily Hsg. Rev. Sr. (Manor House Woodland Proj.)	5.10	10/1/12	79,931
165,000	Eveleth Multifamily Hsg. Rev. Sr. (Manor House Woodland Proj.)	5.15	10/1/13	164,154
695,000	Golden Valley Rev. (Covenant Retirement Communities Proj.)	5.50	12/1/25	695,348
1,750,000	Golden Valley Rev. (Covenant Retirement Communities Proj.)	5.50	12/1/29	1,750,542
1,660,000	Grand Rapids Hsg. & Redev. Auth. (Lakeshore Place & Forest Park West Apartments Proj.)	5.30	10/1/29	1,660,183
250,000	Inver Grove Heights Nursing Home Rev. Ref. (Presbyterian Homes)	5.38	10/1/26	252,220
245,000	Inver Grove Heights Nursing Home Rev. Ref. (Presbyterian Homes)	5.50	10/1/33	246,575
1,400,000	Maplewood Multifamily Hsg. Rev. (Park Edge Apartments Proj.) [8]	6.50	5/1/29	1,400,042
2,765,000	Minneapolis & St. Paul Hsg. & Redev. Auth. Multifamily Hsg. Rev. (GNMA Collateralized) [8]	4.75	1/20/42	2,794,779
535,000	Minneapolis Hsg. Rev. (Keeler Apartments Proj.)	5.00	10/1/37	503,537

See accompanying notes to schedule of investments.

14

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2012

Sit Minnesota Tax-Free Income Fund (Continued)

Principal Amount ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)

4,000,000	Minneapolis Mulitfamily Hsg. Rev. (Riverside Plaza)	6.00	11/1/13	3,980,480
595,000	Minneapolis Multifamily Hsg. Rev. (Blaisdell Apartments Proj.) [8]	5.10	4/1/17	583,987
295,000	Minneapolis Multifamily Hsg. Rev. (Garr Scott Loft Proj.) (LOC U.S. Bank) [8]	5.95	5/1/30	295,805
215,000	Minnetonka Multifamily Hsg. Rev. Ref. (Archer Heights Apartments Proj.) (GNMA Collateralized) [8]	5.10	7/20/13	215,557
975,000	Minnetonka Multifamily Hsg. Rev. Ref. (Archer Heights Apartments Proj.) (GNMA Collateralized) [8]	5.20	1/20/18	976,804
1,750,000	MN Hsg. Fin. Agy. Rental Hsg. [8]	5.10	8/1/47	1,782,882
85,000	MN Hsg. Fin. Agy. Rental Hsg. (GO of AGY. Insured) [8]	4.88	8/1/24	85,957
250,000	MN Hsg. Fin. Agy. Rental Hsg. (GO of AGY. Insured)	5.05	8/1/31	278,208
2,560,000	MN Hsg. Fin. Agy. Rental Hsg. (GO of AGY. Insured)	5.25	8/1/40	2,748,083
1,660,000	MN Hsg. Fin. Agy. Rental Hsg. (GO of AGY. Insured)	5.45	8/1/41	1,833,852
1,190,000	MN Hsg. Fin. Agy. Residential Hsg. Rev. (GO of AGY. Insured) [8]	5.00	7/1/21	1,257,056
500,000	North Oaks Sr. Hsg. Rev. (Presbyterian Homes North Oaks Proj.)	5.25	10/1/13	509,210
1,565,000	North Oaks Sr. Hsg. Rev. (Presbyterian Homes North Oaks Proj.)	5.63	10/1/17	1,685,896
650,000	North Oaks Sr. Hsg. Rev. (Presbyterian Homes North Oaks Proj.)	5.75	10/1/22	691,353
1,000,000	North Oaks Sr. Hsg. Rev. (Presbyterian Homes North Oaks Proj.)	6.00	10/1/33	1,046,570
70,000	Norwood Young America Economic Dev. Auth. Govt. Rev. (Harbor at Peace Village)	5.35	8/1/15	70,351
200,000	Norwood Young America Economic Dev. Auth. Govt. Rev. (Harbor at Peace Village)	5.63	8/1/20	200,660
550,000	Norwood Young America Economic Dev. Auth. Govt. Rev. (Harbor at Peace Village)	5.75	8/1/25	551,006
425,000	Norwood Young America Economic Dev. Auth. Govt. Rev. (Harbor at Peace Village)	6.00	8/1/31	426,067
1,000,000	Oak Park Heights Hsg. Rev. (Oakgreen Commons Proj.)	6.00	8/1/25	1,042,840
420,000	Richfield Sr. Hsg. Rev. Ref. (Richfield Sr. Hsg., Inc. Proj.)	5.00	12/1/15	407,408
430,000	Rochester Health Care & Hsg. Rev. (Samaritan Bethany, Inc. Proj.)	5.25	12/1/17	447,342
455,000	Rochester Health Care & Hsg. Rev. (Samaritan Bethany, Inc. Proj.)	5.50	12/1/18	479,339
475,000	Rochester Health Care & Hsg. Rev. (Samaritan Bethany, Inc. Proj.)	5.75	12/1/19	507,001
250,000	Rochester Health Care & Hsg. Rev. (Samaritan Bethany, Inc. Proj.) (Gty. Agmt. Samaritan Bethany)	7.38	12/1/41	276,920
4,000,000	Rochester Multifamily Hsg. Rev. (Essex Place Apartments Proj.) (FHLMC)	3.75	6/1/29	4,079,760
240,000	St. Paul Hsg. & Redev. Auth. Health Care Rev. (Carondelet Village Proj.)	5.13	2/1/22	249,857
275,000	St. Paul Hsg. & Redev. Auth. Health Care Rev. (Carondelet Village Proj.)	5.13	8/1/22	285,590
175,000	St. Paul Hsg. & Redev. Auth. Health Care Rev. (Carondelet Village Proj.)	5.38	2/1/24	181,300
150,000	St. Paul Hsg. & Redev. Auth. Health Care Rev. (Carondelet Village Proj.)	5.38	8/1/24	155,296
150,000	St. Paul Hsg. & Redev. Auth. Health Care Rev. (Carondelet Village Proj.)	5.50	2/1/25	155,712
3,000,000	St. Paul Hsg. & Redev. Auth. Health Care Rev. (Carondelet Village Proj.)	6.25	8/1/30	3,206,760
1,285,000	St. Paul Hsg. & Redev. Auth. Multifamily Ref. Rev. Ref. (Series Center Proj.)	5.20	11/1/22	1,286,786
3,000,000	St. Paul Hsg. & Redev. Auth. Multifamily Rev. Ref. (Univ. & Dale Proj.) (GNMA Collateralized)[8]	4.82	7/20/46	3,120,030
400,000	St. Paul Hsg. & Redev. Auth. Rev. (Rossy & Richard Schaller Proj.)	5.15	10/1/42	386,876
445,000	Stillwater Multifamily Hsg. Rev. (Orleans Homes LP Proj.) [8]	5.00	2/1/17	444,978
120,000	Victoria Sr. Hsg. Rev. (Chanhassen, Inc. Proj.)	5.50	8/1/18	120,025
695,000	Washington Co. Hsg. & Redev. Auth. Govt. Hsg. Rev. Ref. (Woodland Park Apartments Proj.) (CNTY Gty.)	4.70	10/1/26	697,335
2,000,000	Wayzata Sr. Hsg. Rev. (Folkestone Sr. Living Community)	4.88	5/1/19	2,010,980
730,000	Wayzata Sr. Hsg. Rev. (Folkestone Sr. Living Community)	5.20	5/1/25	736,847
770,000	Wayzata Sr. Hsg. Rev. (Folkestone Sr. Living Community)	5.25	5/1/26	776,445
790,000	Wayzata Sr. Hsg. Rev. (Folkestone Sr. Living Community)	5.25	11/1/26	796,612
1,250,000	Wayzata Sr. Hsg. Rev. (Folkestone Sr. Living Community)	5.50	11/1/32	1,255,975
395,000	Willmar Hsg. & Redev. Auth. Multifamily Rev. (Copperleaf)	8.00	3/15/41	398,718
250,000	Woodbury Economic Dev. Auth. Sr. Hsg. Rev. (Summerhouse)	5.75	6/1/41	252,200

				68,465,980

Municipal Lease [9] - 2.6%
500,000	Anoka Co. Hsg. & Redev. Rev.	5.63	5/1/22	539,175
500,000	Anoka Co. Hsg. & Redev. Rev.	6.63	5/1/30	537,685
500,000	Anoka Co. Hsg. & Redev. Rev.	6.88	5/1/40	537,330
1,466,466	Carver Scott Co. Lease Purchase Agreement	5.00	8/4/20	1,498,479
27,000	Hennepin Co. Hsg. & Redev. Auth. Rev.	5.70	8/1/13	27,106

See accompanying notes to schedule of investments.

JUNE 30, 2012	15

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2012

Sit Minnesota Tax-Free Income Fund (Continued)

Principal Amount ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)

148,080	Intermediate School District 287 Lease Rev.	4.78	3/15/13	148,715
2,000,000	MN Hsg. Fin. Agy. Non-Profit Hsg. Rev. (St. Appropriation)	5.00	8/1/31	2,218,620
500,000	Puerto Rico Public Finance Corp. (Commonwealth Appropriation) [11]	5.50	8/1/31	533,480
1,250,000	Virginia Hsg. & Redev. Auth. Health Care Fac. Lease Rev.	5.13	10/1/20	1,318,425
400,000	Virginia Hsg. & Redev. Auth. Health Care Fac. Lease Rev.	5.25	10/1/25	413,144
245,000	Virginia Hsg. & Redev. Auth. Health Care Fac. Lease Rev.	5.38	10/1/30	255,628
1,278,119	Winona School District 861 Lease Purchase	6.04	8/1/24	1,279,640

				9,307,427

Other Revenue Bonds - 9.0%
1,030,000	Bloomington Port Auth. Recovery Zone Fac. Rev. (Radisson Blu MOA LLC)	6.25	12/1/16	1,082,963
510,000	Columbia Heights Economic Dev. Auth. Tax Increment Rev. (Huset Park Area Redev.)	5.20	2/15/22	475,432
652,671	Crystal Governmental Fac. Rev.	5.10	12/15/26	725,092
1,000,000	Guam Govt. Hotel Occupancy Tax Rev. [11]	6.00	11/1/26	1,144,170
230,000	McLeod Co. Commercial Dev. Rev. (Southwest MN Foundation)	5.13	12/1/31	238,193
475,000	Minneapolis Community Dev. Agy. Limited Tax Common Bond Fund (Discount Steel) [8]	5.25	6/1/19	479,118
1,500,000	Minneapolis National Marrow Donor Program Rev.	4.88	8/1/25	1,535,310
325,000	Minneapolis Tax Increment Rev. (Grant Park Proj.)	5.00	2/1/16	331,350
245,000	Minneapolis Tax Increment Rev. Ref. (East River/Unocal Site Proj.)	5.10	2/1/17	251,034
240,000	Minneapolis Tax Increment Rev. Ref. (East River/Unocal Site Proj.)	5.20	2/1/21	241,303
165,000	Minneapolis Tax Increment Rev. Ref. (St. Anthony Falls Proj.)	4.50	2/1/13	165,901
125,000	Minneapolis Tax Increment Rev. Ref. (St. Anthony Falls Proj.)	4.80	2/1/13	125,934
1,000,000	MN Development Rev. Limited Tax Supported Comm. Board	6.00	12/1/40	1,119,770
2,000,000	MN Development Rev. Limited Tax Supported Comm. Board	6.25	12/1/30	2,322,120
1,185,000	Mound Hsg. & Redev. Auth. Tax Increment Rev. Ref. (Metroplain Proj.)	5.00	2/15/27	1,180,070
280,000	Puerto Rico Infrastucture Financing Auth. Special Tax Rev. Ref. (AMBAC Insured) 6, [11]	8.40	7/1/28	119,003
500,000	St. Anthony Hsg. & Redev. Auth. Tax Increment Rev. (Silver Lake Village Hsg.)	4.75	2/1/17	506,240
500,000	St. Anthony Hsg. & Redev. Auth. Tax Increment Rev. (Silver Lake Village Hsg.)	4.90	2/1/22	496,730
1,000,000	St. Louis Park Economic Dev. Auth. Tax Increment Rev. (Hoigaard Vlg.)	5.00	2/1/23	1,034,010
500,000	St. Paul Hsg. & Redev. Auth. Rev. (Jimmy Lee Recreation Center Proj.)	4.75	12/1/26	541,680
500,000	St. Paul Hsg. & Redev. Auth. Rev. (Jimmy Lee Recreation Center Proj.)	5.00	12/1/32	533,175
1,138,000	St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (9th St. Lofts Proj.)	6.38	2/15/28	1,093,891
1,009,000	St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (Drake Marble Proj.)	6.75	3/1/28	1,009,837
370,000	St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (Emerald Gardens Proj.)	5.00	3/1/15	378,373
765,000	St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (Emerald Gardens Proj.)	6.50	3/1/29	805,928
1,064,000	St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (North Quadrant Owner Occupied Proj.)	7.00	2/15/28	1,064,053
930,000	St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (North Quadrant Owner Occupied Proj.)	7.50	2/15/28	930,372
2,841,000	St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (Upper Landing Proj.)	6.80	3/1/29	2,844,040
1,782,000	St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (Upper Landing Proj.)	6.90	3/1/29	1,784,192
805,000	St. Paul Port Auth. Lease Rev. (Regions Hospital Parking Ramp Proj.)	5.00	8/1/21	840,645
2,525,000	St. Paul Port Auth. Lease Rev. (Regions Hospital Parking Ramp Proj.)	5.00	8/1/36	2,536,918
2,000,000	St. Paul Port Auth. Rev. (Amherst H. Wilder Fndtn.-3)	5.00	12/1/36	2,183,600
715,000	St. Paul Recreational Facs. Gross Rev. (Highland National Proj.)	5.00	10/1/25	764,671
300,000	Steele Co. Health Care Fac. Gross Rev. Ref. Crossover	5.00	6/1/30	304,710
1,000,000	Virgin Islands Public Finance Auth. Rev. (Diago Proj.) [11]	6.63	10/1/29	1,164,510

				32,354,338

Public Facilities - 0.3%
1,075,000	St. Paul Hsg. & Redev. Auth. Parking Rev. (Smith Ave. Proj.)	5.00	8/1/35	1,129,750

Sales Tax Revenue - 0.8%
1,000,000	Puerto Rico Sales Tax Financing Corp. Rev. [11]	5.25	8/1/40	1,083,330

See accompanying notes to schedule of investments.

16

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2012

Sit Minnesota Tax-Free Income Fund (Continued)

Principal Amount ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)

500,000	Puerto Rico Sales Tax Financing Corp. Rev. [11]	6.00	8/1/39	561,890
1,500,000	Puerto Rico Sales Tax Financing Corp. Rev. 6, [11]	6.25	8/1/33	1,293,180

				2,938,400

Single Family Mortgage - 15.2%
1,895,000	Dakota Co. Community Dev. Agy. Single Family Mtg. Rev. (GNMA)	4.45	12/1/32	2,031,592
1,000,000	Dakota Co. Community Dev. Agy. Single Family Mtg. Rev. (GNMA-FNMA-FHLMC)	4.63	12/1/30	1,067,240
1,340,000	Dakota Co. Community Dev. Agy. Single Family Mtg. Rev. (GNMA-FNMA-FHLMC)	4.88	12/1/33	1,450,992
1,112,998	Dakota Co. Community Dev. Agy. Single Family Mtg. Rev. (GNMA-FNMA-FHLMC) [8]	5.13	12/1/40	1,179,010
448,420	Dakota Co. Community Dev. Agy. Single Family Mtg. Rev. (GNMA-FNMA-FHLMC) [8]	5.15	12/1/38	463,568
1,393,064	Dakota Co. Community Dev. Agy. Single Family Mtg. Rev. (GNMA-FNMA-FHLMC) [8]	5.30	12/1/39	1,483,571
975,000	Minneapolis St. Paul Hsg. Fin. Board Single Family Mtg. Rev. (GNMA-FNMA)	4.45	12/1/27	1,056,461
186,161	Minneapolis St. Paul Hsg. Fin. Board Single Family Mtg. Rev. (GNMA-FNMA) [8]	5.00	12/1/38	190,739
175,625	Minneapolis St. Paul Hsg. Fin. Board Single Family Mtg. Rev. (GNMA-FNMA)	5.70	4/1/27	183,207
424,633	Minneapolis St. Paul Hsg. Fin. Board Single Family Mtg. Rev. (GNMA-FNMA-FHLMC)	5.10	4/1/27	445,041
2,079,283	Minneapolis St. Paul Hsg. Fin. Board Single Family Mtg. Rev. (GNMA-FNMA-FHLMC) [8]	5.25	12/1/40	2,217,971
912,316	Minneapolis St. Paul Hsg. Fin. Board Single Family Mtg. Rev. (GNMA-FNMA-FHLMC)	5.45	4/1/27	967,101
440,000	Minneapolis St. Paul Hsg. Fin. Board Single Family Mtg. Rev. (GNMA-FNMA-FHLMC) [8]	5.52	3/1/41	472,199
6,000,000	MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA)	4.40	7/1/32	6,109,080
5,800,000	MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	4.45	7/1/31	6,227,112
3,125,000	MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	4.70	1/1/31	3,427,719
200,000	MN Hsg. Fin. Agy. Residential Hsg. Rev. [8]	5.10	7/1/38	205,830
5,675,000	MN Hsg. Fin. Agy. Residential Hsg. Rev.	5.10	1/1/40	6,039,562
500,000	MN Hsg. Fin. Agy. Residential Hsg. Rev. (GO of AGY. Insured)	3.85	1/1/29	518,885
3,900,000	MN Hsg. Fin. Agy. Residential Hsg. Rev. (GO of AGY. Insured)	3.90	7/1/30	4,045,041
750,000	MN Hsg. Fin. Agy. Rev. (GNMA-FNMA Collateralized)	5.00	1/1/31	813,330
205,000	MN Hsg. Fin. Agy. Single Family Mtg. Rev.	4.90	7/1/29	221,505
1,260,000	MN Hsg. Fin. Agy. Single Family Mtg. Rev.	5.00	7/1/38	1,325,495
1,810,000	MN Hsg. Fin. Agy. Single Family Mtg. Rev.	5.05	7/1/34	1,945,008
260,000	MN Hsg. Fin. Agy. Single Family Mtg. Rev. [8]	5.10	7/1/20	260,387
305,000	MN Hsg. Fin. Agy. Single Family Mtg. Rev.	5.20	1/1/23	321,937
1,080,000	MN Hsg. Fin. Agy. Single Family Mtg. Rev.	5.90	7/1/28	1,123,416
900,000	MN Hsg. Fin. Agy. Single Family Mtg. Rev. (GO of AGY. Insured) [8]	4.75	7/1/27	928,287
1,950,000	MN Hsg. Fin. Agy. Single Family Mtg. Rev. (GO of AGY. Insured) [8]	4.80	7/1/26	2,017,314
730,000	MN Hsg. Fin. Agy. Single Family Mtg. Rev. (GO of AGY. Insured) [8]	5.00	1/1/37	759,032
1,585,000	MN Hsg. Fin. Agy. Single Family Mtg. Rev. (GO of AGY. Insured) [8]	5.15	7/1/28	1,662,919
1,605,000	MN Hsg. Fin. Agy. Single Family Mtg. Rev. (GO of AGY. Insured) [8]	5.25	7/1/33	1,679,632
925,000	MN Hsg. Fin. Agy. Single Family Mtg. Rev. (GO of AGY. Insured) [8]	5.50	7/1/28	987,308
980,000	MN Hsg. Fin. Agy. Single Family Mtg. Rev. (GO of AGY. Insured) [8]	5.65	7/1/33	1,029,804

				54,857,295

Transportation - 1.8%
2,500,000	Minneapolis & St. Paul Metro Airport Commission Rev. Ref. [8]	5.00	1/1/22	2,807,650
3,500,000	Minneapolis & St. Paul Metro Airport Commission Sub. Rev. (AMBAC Insured) [8]	5.00	1/1/25	3,617,250

				6,424,900

Utility - 5.5%
1,000,000	Central MN Municipal Power Agy. Electric Rev. (Southeast Twin Cities Transmission Proj.)	5.00	1/1/42	1,088,330
1,000,000	Chaska Electric Rev. Ref. (Generating Facs. Proj.)	5.25	10/1/25	1,072,230
2,000,000	MN Municipal Power Agy. Electric Rev.	5.00	10/1/25	2,265,940
1,000,000	MN Municipal Power Agy. Electric Rev.	5.00	10/1/30	1,099,160
1,465,000	MN Municipal Power Agy. Electric Rev.	5.00	10/1/35	1,536,580
2,000,000	MN Municipal Power Agy. Electric Rev.	5.25	10/1/24	2,174,760
700,000	MN Municipal Power Agy. Electric Rev.	5.25	10/1/27	779,625

See accompanying notes to schedule of investments.

JUNE 30, 2012	17

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2012

Sit Minnesota Tax-Free Income Fund (Continued)

Principal Amount ($)/ Quantity	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)

1,000,000	MN Municipal Power Agy. Electric Rev.	5.25	10/1/35	1,100,380
500,000	North Branch Electric System Rev.	5.75	8/1/28	541,900
500,000	Puerto Rico Aqueduct & Sewer Auth. Rev. [11]	5.75	7/1/37	521,635
1,250,000	Puerto Rico Electric Power Auth. Rev. Ref. 1, [11]	0.99	7/1/25	989,812
2,000,000	Southern MN Power Agy. Power Supply System Rev.	5.25	1/1/30	2,234,100
3,450,000	Southern MN Power Agy. Power Supply System Rev. (NATL-RE Insured) [1]	4.08	1/1/13	3,456,762
780,000	Virgin Islands Water & Power Auth. Water System Rev. Ref. [11]	5.50	7/1/17	781,708

				19,642,922

Total Municipal Bonds (cost: $307,561,954)				322,571,579

Short-Term Securities - 1.9%
1,975,000	Minneapolis Hsg. Dev. Rev. (One Ten Grant Proj.) (FNMA) [1]	0.18	9/1/26	1,975,000
5,000,000	Rochester Health Care Facs. Rev. (Mayo Foundation) [1]	0.17	8/15/32	5,000,000

Total Short-Term Securities (cost: $6,975,000)				6,975,000

Closed-End Mutual Funds - 0.7%
37,696	First American Minnesota Municipal Income Fund II (MXN)			672,874
111,197	MN Municipal Income Portfolio (MXA)			1,983,754

Total Closed-End Mutual Funds (cost: $1,980,890)				2,656,628

Total Investments in Securities - 92.2% (cost: $316,517,844)				332,203,207
Other Assets and Liabilities, net - 7.8%				27,923,281

Total Net Assets - 100.0%				$360,126,488

[1]	Variable rate security. Rate disclosed is as of June 30, 2012.
[6]	Zero coupon security. Rate disclosed is the effective yield on purchase date.
[8]

Securities the income from which is treated as a tax preference that is included in alternative minimum taxable income for purposes of computing federal alternative minimum tax (AMT). At June 30, 2012, 10.2% of net assets in the Fund was invested in such securities.

[9]

Municipal Lease Security. The total value of such securities as of June 30, 2012 was $9,307,427 and represented 2.6% of net assets. These securities have been determined to be liquid by the Adviser in accordance with guidelines established by the Board of Directors.

[11]

The Fund may invest in obligations issued by U.S. territories, for example Guam, Puerto Rico, and Virgin Islands. The total value of such securities as of June 30, 2012 was $16,760,429 and represented 4.7% of net assets.

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

See accompanying notes to schedule of investments.

18

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2012

Sit Minnesota Tax-Free Income Fund (Continued)

A summary of the levels for the Fund’s investments as of June 30, 2012 is as follows (see notes to Schedule of Investments):

	Investment in Securities
	Level 1 Quoted Price ($)	Level 2 Other significant observable inputs ($)	Level 3 Significant unobservable inputs ($)	Total ($)
Short-Term Securities	—	6,975,000	—	6,975,000
Closed-End Mutual Funds	2,656,628	—	—	2,656,628
Municipal Bonds	—	322,571,579	—	322,571,579

Total:	2,656,628	329,546,579	—	332,203,207

For the reporting period, there were no transfers between levels 1, 2 and 3.

See accompanying notes to schedule of investments.

JUNE 30, 2012	19

NOTES TO SCHEDULES OF INVESTMENTS (Unaudited)

June 30, 2012

Securities Valuation:

Investments in Securities

Investment securities are carried at fair value based upon closing market quotations on the last business day of the period. Investments in securities traded on national or international securities exchanges are valued at the last reported sales price prior to the time when assets are valued. Securities traded on the over-the-counter market are valued at the last reported sales price or if the last sales price is not available, at the last reported bid price. Consistent with the Funds’ valuation policies and procedures, the current fair value of certain fixed income securities is provided by an independent pricing service. Fixed income securities for which prices are not available from an independent pricing service but where an active market exists are valued using market quotations obtained from broker-dealers or quotation systems. Securities for which market quotations are not available, such as private placement securities, are valued at fair value according to methods selected in good faith by Sit Investment Associates, Inc. (the “Adviser”) and may include dealer-supplied valuations. Short-term investments of sufficient credit quality with maturities of 60 days or less when acquired, or which subsequently are within 60 days of maturity, are valued at amortized cost, which approximates fair value. Option and future contracts entered into and held by the Funds are valued at the close of the securities and commodities exchange on which they are traded.

The Minnesota Tax-Free Income Fund concentrates its investments in Minnesota, and therefore may have more credit risk related to the economic conditions in the state of Minnesota than a portfolio with broader geographical diversification.

Fair Value Measurements

The inputs and valuations techniques used to measure fair value of the Funds’ net assets are summarized into three levels as described in the hierarchy below:

•

Level 1 – quoted prices for active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

•

Level 2 – debt securities are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, U.S. government and government agency obligations, and municipal securities the pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity, and type as well as dealer supplied prices. For asset-backed securities and mortgage-backed securities, the pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as dealer supplied prices. All of these inputs are derived principally from or corroborated by observable market data. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

•	Level 3 – significant unobservable inputs, including the Adviser’s own assumptions in determining the fair value of investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The fair value of the Funds’ bonds are generally based on quotes received from brokers or independent pricing services. Bonds with quotes that are based on actual trades with a sufficient level of activity on or near the measurement date are classified as Level 2 assets.

At the end of each calendar quarter, management evaluates the Level 2 and 3 assets and liabilities for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the Level 1 and 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges. Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise are less liquid than publicly traded securities.

A summary of the levels for the Funds’ investments as of June 30, 2012 is included with the Funds’ schedule of investments.

20

NOTES TO SCHEDULES OF INVESTMENTS (Unaudited)

June 30, 2012 (Continued)

At June 30, 2012, the gross unrealized appreciation (depreciation) on investments and cost of securities on a tax basis for federal income tax purposes were as follows:

	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)	Cost of Securities on a Tax Basis
Tax-Free Income	$9,326,479	($23,838,648)	($14,512,169)	$183,209,887
Minnesota Tax-Free Income	17,005,029	(1,319,666)	15,685,363	316,517,844

JUNE 30, 2012	21

Item 2. Controls and Procedures.

(a) The principal financial officer and principal executive officer have concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) of Sit Mutual Funds II, Inc. (the “Registrant”) provide reasonable assurances that material information relating to the Registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Sit Mutual Funds II, Inc.

By:	/s/ Paul E. Rasmussen

Paul Rasmussen

Vice President and Treasurer

Date:	July 26, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Paul E. Rasmussen

Paul Rasmussen

Vice President and Treasurer

Date:	July 26, 2012

By:	/s/ Roger J. Sit

Roger J. Sit

President

Date:	July 26, 2012